Schedule of contract liabilities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Contract Liabilities
Balance at the beginning of year	$ 117,191	$ 241,008	$ 219,701
Advances received from customers	3,699,788	737,909	1,188,015
Amount recognized as revenue during the year	(679,268)	(861,203)	(1,155,739)
Exchange realignment	95,378	(523)	(10,969)
Balance at the end of year	$ 3,233,089	$ 117,191	$ 241,008